Short-term debt (Tables)	6 Months Ended
Jun. 30, 2023
Short-term debt
Schedule of short-term debt

Short-term debt

in € THOUS

	June 30,	December 31,
	2023	2022
Commercial paper program	831,934	495,424
Borrowings under lines of credit	69,328	169,511
Other	72	78
Short-term debt from unrelated parties	901,334	665,013
Short-term debt from related parties (see note 5 c)	3,000	4,000
Short-term debt	904,334	669,013